UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               ------------------

Check here if Amendment [  ]; Amendment Number:  ____
         This Amendment (Check only one.): [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Mangan & McColl Partners, LLC
Address:          Bank of America Corporate Center
                  100 North Tryon Street, Suite 5130
                  Charlotte, North Carolina   28202

Form 13F File Number: 28-10126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph J. Schonberg
         --------------------------------------------------------------
Title:   Chief Financial Officer
         --------------------------------------------------------------
Phone:   (704) 376-0042
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Joseph J. Schonberg       Charlotte, North Carolina     November 13, 2002
--------------------------- ------------------------------  -------------------
          [Signature]           [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              64
                                            ------------------

Form 13F Information Table Value Total:        $  296,306
                                            ------------------
                                                (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commssion.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


                                                Form 13F Information Table


    Column 1     Column 2   Column 3    Column 4          Column 5         Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair                             Investment
 Name of Issuer  Title of     CUSIP       Market            Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value   Shares    Prn   Call  Sole Shared Other  Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        (A)   (B)   (C)                (A)        (B)        (C)

ADMIRALTY
BANCORP
INC CL B         COMMON     7231103          959     37,400  SH          X                  N/A           37,400

AMERICREDIT
CORP             COMMON     03060R101      1,816    225,000  SH          X                  N/A          225,000

ALBERTO
CULVER
CO-CL A          COMMON     13068200       1,484     32,200  SH          X                  N/A           32,200

AMERICAN HOME
MTG HLDGS IN     COMMON     02660M108      1,486    134,700  SH          X                  N/A          134,700

AMERICAN
FINANCIAL
HLDGS I          COMMON     26075101       2,621     86,200  SH          X                  N/A           86,200

A T & T
CANADA LTD       COMMON     00207Q202     16,904    527,100  SH          X                  N/A          527,100

AMERICAN
WATER WORKS
CO IN            COMMON     30411102      28,904    647,200  SH          X                  N/A          647,200

BANK OF
AMER CORP        COMMON     60505104       1,595     25,000  SH          X                  N/A           25,000

PUT BANK OF
AMER NOV 55      COMMON     60505954          22     20,000  SH   PUT    X                  N/A           20,000







                                                Form 13F Information Table


    Column 1     Column 2   Column 3    Column 4          Column 5         Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                         Fair                              Investment
 Name of Issuer  Title of     CUSIP      Market             Sh/   Put/     Discretion      Other           Voting Authority
                  Class                  Value    Shares    Prn   Call  Sole Shared Other  Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        (A)   (B)   (C)                (A)        (B)        (C)

BERKSHIRE
HATHAWAY
INC-DEL          COMMON     84670207       1,233        500  SH          X                 N/A                500

BAY VIEW
CAPITAL
CORP - DE        COMMON     07262L101      5,729  1,010,400  SH          X                 N/A          1,010,400

BAY VIEW
CAP I GTD
TR PFD           COMMON     07262R207      1,759     57,800  SH          X                 N/A             57,800

CITIGROUP INC    COMMON     172967101      8,432    284,400  SH          X                 N/A            284,400

PUT CITIGROUP
DEC 22.5         COMMON     172967951         16     25,000  SH   PUT    X                 N/A             25,000

CERES GROUP INC  COMMON     156772105        135     70,000  SH          X                 N/A             70,000

CRIIMI MAE INC   COMMON     226603504        311     39,600  SH          X                 N/A             39,600

COMMONWEALTH
BANCORP INC      COMMON     20268X102      1,191     25,900  SH          X                 N/A             25,900

EQUITABLE
BANK  MD         COMMON     29444Q105      1,074     31,400  SH          X                 N/A             31,400

FIRSTFED
AMERICA
BANCORP I        COMMON     337929103      1,368     56,800  SH          X                 N/A             56,800

FRIEDMAN
BILLINGS
RAMSEY G         COMMON     358433100        152     15,000  SH          X                 N/A             15,000

FREEPORT
MCMORAN
COPPER &         COMMON     35671D857      6,189    459,800  SH          X                 N/A            459,800

FAB
INDUSTRIES
INC              COMMON     302747100         99     13,100  SH          X                 N/A             13,100






                                                Form 13F Information Table


    Column 1     Column 2   Column 3    Column 4          Column 5         Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                         Fair                              Investment
 Name of Issuer  Title of     CUSIP      Market             Sh/   Put/     Discretion      Other           Voting Authority
                  Class                  Value    Shares    Prn   Call  Sole Shared Other  Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        (A)   (B)   (C)                (A)        (B)        (C)

GOLDEN STATE
BANCORP INC      COMMON     381197102     24,932    771,400  SH          X                 N/A            771,400

HUDSON CITY
BANCORP INC      COMMON     443683107      1,031     63,500  SH          X                 N/A             63,500

HERSHEY
FOODS CORP       COMMON     427866108      1,737     28,000  SH          X                 N/A             28,000

HOWELL CORP      COMMON     443051107        355     17,300  SH          X                 N/A             17,300

IMPATH INC       COMMON     45255G101        323     25,000  SH          X                 N/A             25,000

KINDER MORGAN
MGMT LLC         COMMON     49455U100        387     13,000  SH          X                 N/A             13,000

MEGO
FINANCIAL
CORP NEW         COMMON     585162308        124     71,400  SH          X                 N/A             71,400

LEEDS
FEDERAL
BANKSHARES I     COMMON     524226107      1,040     32,800  SH          X                 N/A             32,800

LOCKHEED
MARTIN CORP      COMMON     539830109        647     10,000  SH          X                 N/A             10,000

LIQUID
AUDIO INC        COMMON     53631T102         55     21,000  SH          X                 N/A             21,000

LASER
MORTGAGE
MANAGEMENT       COMMON     51806D100         47     35,000  SH          X                 N/A             35,000

MEDFORD
BANCORP INC      COMMON     584131106      8,468    242,300  SH          X                 N/A            242,300

MEADOWBROOK
INSURANCE GROU   COMMON     58319P108        131     49,600  SH          X                 N/A             49,600

PHILIP MORRIS
COMPANIES IN     COMMON     718154107      6,189    159,500  SH          X                 N/A            159,500

MISSISSIPPI
VALLEY BANCSHA   COMMON     605720101      3,527     70,800  SH          X                 N/A             70,800





                                                Form 13F Information Table


    Column 1     Column 2   Column 3    Column 4          Column 5         Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                         Fair                              Investment
 Name of Issuer  Title of     CUSIP      Market             Sh/   Put/     Discretion      Other           Voting Authority
                  Class                  Value    Shares    Prn   Call  Sole Shared Other  Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        (A)   (B)   (C)                (A)        (B)        (C)

NEW CENTURY
FINANCIAL CORP   COMMON     64352D101      2,122     90,700  SH          X                 N/A            90,700

NEWMONT
MINING CORP      COMMON     651639106        579     21,040  SH          X                 N/A            21,040

ANNALY
MORTGAGE
MANAGEMENT       COMMON     35710409         648     35,100  SH          X                 N/A            35,100

NORTEK INC       COMMON     656559101     10,147    234,500  SH          X                 N/A           234,500

NEXTEL
COMMUNICATIONS
INC-             COMMON     65332V103        302     40,000  SH          X                 N/A            40,000

PFF
BANCORP INC      COMMON     69331W104        549     19,800  SH          X                 N/A            19,800

PHARMACIA CORP   COMMON     71713U102     27,356    703,600  SH          X                 N/A           703,600

PACKAGING
DYNAMICS CORP    COMMON     695160101        353     62,520  SH          X                 N/A            62,520

PINNACLE
BANCSHARES
INC-DE           COMMON     722903101        108     11,400  SH          X                 N/A            11,400

PORT
FINANCIAL
CORP             COMMON     734119100        800     20,000  SH          X                 N/A            20,000

PROVIDIAN
FINANCIAL CORP   COMMON     74406A102        293     59,700  SH          X                 N/A            59,700

PAYPAL INC       COMMON     704508100     12,308    588,600  SH          X                 N/A           588,600

PENNZOIL-QUAKER
STATE CO         COMMON     709323109     27,755  1,263,300  SH          X                 N/A         1,263,300

RELIANT
ENERGY INC       COMMON     75952J108      2,195    219,300  SH          X                 N/A           219,300

CONNECTICUT
BANCSHARES INC   COMMON     207540105      1,592     43,000  SH          X                 N/A            43,000

SYNCOR
INTERNATIONAL
CORP-            COMMON     87157J106     14,440    449,700  SH          X                 N/A           449,700

STATEN ISLAND
BANCORP          COMMON     857550107        512     29,400  SH          X                 N/A            29,400

SOVEREIGN
BANCORP INC      COMMON     845905108        364     28,200  SH          X                 N/A            28,200

AT&T CORP        COMMON     1957109       32,035  2,667,400  SH          X                 N/A         2,667,400

TRW INC          COMMON     872649108     24,808    423,700  SH          X                 N/A           423,700

VISIBLE
GENETICS INC     COMMON     92829S104         91     61,400  SH          X                 N/A            61,400

VIACOM INC-CL B  COMMON     925524308        811     20,000  SH          X                 N/A            20,000

VIB CORP         COMMON     91823H106        903     60,300  SH          X                 N/A            60,300

WELLS FARGO
& CO-NEW         COMMON     949746101      1,204     25,000  SH          X                 N/A            25,000

WASHINGTON
FEDERAL, INC     COMMON     938824109        942     42,200  SH          X                 N/A            42,200




                                                Form 13F Information Table


    Column 1     Column 2   Column 3    Column 4          Column 5         Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                         Fair                              Investment
 Name of Issuer  Title of     CUSIP      Market             Sh/   Put/     Discretion      Other           Voting Authority
                  Class                  Value    Shares    Prn   Call  Sole Shared Other  Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        (A)   (B)   (C)                (A)        (B)        (C)

WARREN
BANCORP INC      COMMON     934710104        234     15,000  SH          X                 N/A            15,000

ZIMMER
HOLINGS INC      COMMON     98956P102        383     10,000  SH          X                 N/A            10,000


